Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Macroeconomic Variables impacted in Determining ECLs) (Details)	3 Months Ended
Jan. 31, 2025 $ / $
Base Forecast [Member] | Average Q1 2025 - Q4 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.02%
U.S. 10-year BBB spread	1.71%
Exchange rate (U.S. dollar/Canadian dollar)	0.70
Base Forecast [Member] | Average Q1 2025 - Q4 2025 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.50%
Real GDP	1.70%
Home prices	8.00%
Central bank policy interest rate	2.63%
Base Forecast [Member] | Average Q1 2025 - Q4 2025 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.30%
Real GDP	2.00%
Home prices	3.30%
Central bank policy interest rate	3.88%
Base Forecast [Member] | Remaining 4 year period [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.70%
U.S. 10-year BBB spread	1.80%
Exchange rate (U.S. dollar/Canadian dollar)	0.75
Base Forecast [Member] | Remaining 4 year period [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.90%
Real GDP	1.90%
Home prices	2.70%
Central bank policy interest rate	2.25%
Base Forecast [Member] | Remaining 4 year period [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.00%
Real GDP	1.90%
Home prices	3.00%
Central bank policy interest rate	3.02%
Upside Scenario [Member] | Average Q1 2025 - Q4 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.50%
U.S. 10-year BBB spread	1.43%
Exchange rate (U.S. dollar/Canadian dollar)	0.73
Upside Scenario [Member] | Average Q1 2025 - Q4 2025 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%
Real GDP	2.00%
Home prices	8.70%
Central bank policy interest rate	3.25%
Upside Scenario [Member] | Average Q1 2025 - Q4 2025 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.90%
Real GDP	2.70%
Home prices	5.10%
Central bank policy interest rate	4.50%
Upside Scenario [Member] | Remaining 4 year period [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.01%
U.S. 10-year BBB spread	1.74%
Exchange rate (U.S. dollar/Canadian dollar)	0.76
Upside Scenario [Member] | Remaining 4 year period [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.60%
Real GDP	2.20%
Home prices	3.20%
Central bank policy interest rate	2.55%
Upside Scenario [Member] | Remaining 4 year period [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.80%
Real GDP	2.30%
Home prices	3.70%
Central bank policy interest rate	3.31%
Downside Scenario [Member] | Average Q1 2025 - Q4 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.78%
U.S. 10-year BBB spread	2.48%
Exchange rate (U.S. dollar/Canadian dollar)	0.66
Downside Scenario [Member] | Average Q1 2025 - Q4 2025 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.60%
Real GDP	(0.50%)
Home prices	(3.70%)
Central bank policy interest rate	1.63%
Downside Scenario [Member] | Average Q1 2025 - Q4 2025 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%
Real GDP	(0.20%)
Home prices	(6.10%)
Central bank policy interest rate	2.31%
Downside Scenario [Member] | Remaining 4 year period [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.61%
U.S. 10-year BBB spread	2.10%
Exchange rate (U.S. dollar/Canadian dollar)	0.70
Downside Scenario [Member] | Remaining 4 year period [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.20%
Real GDP	2.20%
Home prices	3.20%
Central bank policy interest rate	1.56%
Downside Scenario [Member] | Remaining 4 year period [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%
Real GDP	2.30%
Home prices	4.00%
Central bank policy interest rate	2.19%